STATEMENT OF INVESTMENTS
BNY Mellon National Short-Term Municipal Bond Fund

May 31, 2023 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6%
Alabama - 2.7%
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2023	2,000,000		1,998,145
Black Belt Energy Gas District, Revenue Bonds (Gas Project)	4.00	12/1/2024	3,000,000		2,991,761
Black Belt Energy Gas District, Revenue Bonds (Project No. 4) Ser. A1	4.00	12/1/2025	5,000,000	[a]	4,973,049
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2026	450,000		450,091
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2024	325,000		325,275
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2024	275,000		275,056
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	12/1/2025	420,000		420,119
Black Belt Energy Gas District, Revenue Bonds, Refunding, Ser. D1	4.00	6/1/2025	300,000		300,210
Southeast Energy Authority, Revenue Bonds, Ser. B1	5.00	8/1/2025	1,500,000		1,525,481
Southeast Energy Authority, Revenue Bonds, Ser. B1	5.00	8/1/2024	1,000,000		1,010,038
				14,269,225
Arizona - 2.3%
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2024	870,000		870,283
Arizona Industrial Development Authority, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. A	4.00	11/1/2023	800,000		799,561
Chandler Industrial Development Authority, Revenue Bonds (Intel Corp.)	5.00	6/3/2024	7,000,000	[a]	7,046,374
The Yavapai County Industrial Development Authority, Revenue Bonds (Waste Management Project) Ser. A2	2.20	6/3/2024	3,350,000	[a]	3,290,657
				12,006,875

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Arkansas - .2%
Arkansas Development Finance Authority, Revenue Bonds (Arkansas Division of Emergency Management Project)	4.00	6/1/2029	1,000,000		1,027,698
California - 4.5%
California County Tobacco Securitization Agency, Revenue Bonds, Refunding, Ser. A	5.00	6/1/2025	400,000		411,867
California Infrastructure & Economic Development Bank, Revenue Bonds (Equitable School Revolving Fund Obligated Group) Ser. B	4.00	11/1/2025	1,025,000		1,032,237
California Infrastructure & Economic Development Bank, Revenue Bonds, Ser. A	3.65	1/31/2024	7,500,000	[a,b]	7,474,039
California Pollution Control Financing Authority, Revenue Bonds, Refunding (American Water Capital Project)	0.60	9/1/2023	1,000,000	[a]	991,347
California Public Finance Authority, Revenue Bonds (ENSO Village Project) Ser. B3	2.13	11/15/2027	3,000,000	[b]	2,881,617
California Public Finance Authority, Revenue Bonds (Green Bond) (ENSO Village Project)	2.38	11/15/2028	1,000,000	[b]	954,175
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2024	700,000		707,106
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2025	500,000		508,287
Vernon Electric System, Revenue Bonds, Refunding, Ser. A	5.00	8/1/2026	600,000		615,940
Vernon Electric System, Revenue Bonds, Ser. A	5.00	4/1/2024	1,100,000		1,108,376
Vernon Electric System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,264,078
Western Placer Unified School District, BAN	2.00	6/1/2025	5,000,000		4,786,449
Western Placer Unified School District, BAN	2.00	6/1/2025	1,000,000		957,474
				23,692,992
Colorado - 1.1%
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association Collateral) Ser. K	3.88	5/1/2050	2,020,000		1,990,512

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Colorado - 1.1% (continued)
Colorado Housing & Finance Authority, Revenue Bonds, Refunding (Insured; Government National Mortgage Association) Ser. B	3.00	5/1/2051	2,265,000	2,173,336
Colorado Housing & Finance Authority, Revenue Bonds, Ser. B	3.75	5/1/2050	1,445,000	1,419,870
				5,583,718
Connecticut - 1.0%
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2023	165,000	165,085
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2024	340,000	342,990
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group)	5.00	7/1/2026	200,000	206,301
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2025	600,000	595,441
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2023	550,000	549,772
Connecticut Health & Educational Facilities Authority, Revenue Bonds, Refunding (The Stamford Hospital Obligated Group) Ser. L1	4.00	7/1/2024	650,000	646,752
Connecticut Housing Finance Authority, Revenue Bonds, Refunding, Ser. A1	4.00	11/15/2045	2,595,000	2,567,285
				5,073,626
District of Columbia - 4.1%
District of Columbia Water & Sewer Authority, Revenue Bonds, Ser. C	1.75	10/1/2024	21,000,000	[a] 20,320,213
Metropolitan Washington Airports Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2025	1,500,000	1,542,306
				21,862,519

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Florida - 3.4%
Alachua County Health Facilities Authority, Revenue Bonds, Refunding (Shands Teaching Hospital & Clinics Obligated Group)	5.00	12/1/2024	1,900,000		1,937,291
Broward County, Revenue Bonds, Ser. B	5.00	9/1/2025	1,875,000		1,927,581
Broward County Airport System, Revenue Bonds, Ser. A	5.00	10/1/2024	1,250,000		1,268,616
Broward County School District, COP, Ser. A	5.00	7/1/2025	5,660,000		5,855,178
Florida Municipal Power Agency, Revenue Bonds, Refunding (St. Luice Project) Ser. B	5.00	10/1/2026	1,600,000		1,694,081
Miami-Dade County Water & Sewer System, Revenue Bonds, Refunding	5.00	10/1/2026	1,000,000		1,035,899
Palm Beach County Housing Finance Authority, Revenue Bonds (Lakeside Commons)	5.00	4/1/2025	4,060,000	[a]	4,127,946
				17,846,592
Georgia - 1.4%
Atlanta Department of Aviation, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2024	1,000,000		1,006,210
Fayette County Hospital Authority, Revenue Bonds, Refunding (Piedmont Healthcare Obligated Group)	5.00	7/1/2024	2,000,000	[a]	2,012,649
Main Street Natural Gas, Revenue Bonds, Ser. B	4.00	12/2/2024	2,600,000	[a]	2,606,758
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2025	1,000,000		996,290
Main Street Natural Gas, Revenue Bonds, Ser. C	4.00	12/1/2024	700,000		698,479
				7,320,386
Illinois - 6.4%
Chicago II, GO, Refunding, Ser. A	3.00	1/1/2024	850,000		845,572
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2025	5,000,000		5,097,207
Chicago II, GO, Refunding, Ser. A	5.00	1/1/2024	500,000		503,074
Chicago O'Hare International Airport, Revenue Bonds, Refunding, Ser. C	5.00	1/1/2025	2,000,000		2,034,937
Illinois, GO, Refunding	5.00	2/1/2024	10,000,000		10,078,521
Illinois Finance Authority, Revenue Bonds, Refunding (OSF Healthcare System Obligated Group) Ser. B1	5.00	11/15/2024	2,750,000	[a]	2,773,253

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Illinois - 6.4% (continued)
Illinois Housing Development Authority, Revenue Bonds (Berry Manor Apartments)	4.00	9/1/2024	1,000,000	[a]	998,745
Illinois Housing Development Authority, Revenue Bonds (Ogden Commons)	4.00	7/1/2025	2,315,000	[a]	2,313,077
Illinois Housing Development Authority, Revenue Bonds, Refunding (Insured; GNMA,FNMA,FHLMC) Ser. A2	3.15	8/1/2024	1,185,000		1,170,794
Illinois Toll Highway Authority, Revenue Bonds, Ser. B	5.00	1/1/2033	2,500,000		2,525,040
Springfield IL Electric, Revenue Bonds, Refunding	5.00	3/1/2027	5,200,000		5,289,046
				33,629,266
Indiana - 1.9%
Indiana Finance Authority, Revenue Bonds, Refunding (Indianapolis Power & Light Co.) Ser. B	0.95	4/1/2026	3,300,000	[a]	2,946,036
Indiana Finance Authority, Revenue Bonds, Ser. D	5.00	8/1/2031	5,000,000		5,289,522
Indiana Health Facility Financing Authority, Revenue Bonds (Ascension Health Credit Group) Ser. A	4.00	11/1/2025	690,000		699,173
Indiana Housing & Community Development Authority, Revenue Bonds (Emerald Pointe Apartments)	5.00	11/1/2024	1,135,000	[a]	1,146,146
				10,080,877
Iowa - 2.8%
Iowa Finance Authority, Revenue Bonds (Green Bond) (Gevo NW Iowa RNG) (LOC; Citibank NA)	1.50	4/1/2024	3,000,000	[a]	2,912,682
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2025	570,000		582,749
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2023	515,000		516,225
Iowa Higher Education Loan Authority, Revenue Bonds (Des Moines University Project)	5.00	10/1/2024	540,000		546,291
PEFA, Revenue Bonds (Gas Project)	5.00	9/1/2026	10,000,000	[a]	10,212,531
				14,770,478
Kentucky - 1.5%
Kentucky Public Energy Authority, Revenue Bonds, Ser. B	4.00	1/1/2025	2,500,000	[a]	2,498,050

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Kentucky - 1.5% (continued)
Owen County, Revenue Bonds, Refunding (Kentucky-American Water Co. Obligated Group) Ser. 2020	0.70	9/1/2023	2,500,000	[a]	2,478,729
Rural Water Financing Agency, Revenue Bonds, Ser. A	3.90	11/1/2025	3,250,000		3,237,942
				8,214,721
Louisiana - 2.2%
Louisiana Gasoline & Fuels Tax, Revenue Bonds, Refunding, Ser. A	4.50	5/1/2025	5,000,000	[c]	5,117,168
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (American BioCarbon CT)	3.85	8/1/2023	3,500,000	[a]	3,497,733
Louisiana Local Government Environmental Facilities & Community Development Authority, Revenue Bonds (Louisiana Insurance Guaranty Association)	5.00	8/15/2025	3,150,000		3,255,801
				11,870,702
Maine - .8%
Maine Housing Authority, Revenue Bonds, Ser. C	4.00	11/15/2050	1,945,000		1,924,260
Maine Housing Authority, Revenue Bonds, Ser. F	4.25	11/15/2048	2,150,000		2,138,673
				4,062,933
Massachusetts - 4.1%
Greater Attleboro-Taunton Regional Transit Authority, RAN	3.75	8/18/2023	8,200,000		8,192,577
Massachusetts, Revenue Bonds, Ser. A	3.68	7/15/2026	10,000,000		9,777,623
Massachusetts Development Finance Agency, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	10/1/2024	720,000		731,285
Massachusetts Port Authority, Revenue Bonds, Refunding (Bosfuel Project) Ser. A	5.00	7/1/2024	500,000		506,246
The Massachusetts Clean Water Trust, Revenue Bonds, Refunding	8.10	8/1/2023	2,600,000	[d]	2,610,572
				21,818,303
Michigan - 1.3%
Michigan Strategic Fund, Revenue Bonds (Consumers Energy Co.)	1.80	10/1/2024	6,650,000	[a]	6,433,993

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Michigan - 1.3% (continued)
Western Michigan University, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C	5.00	11/15/2026	450,000	475,335
				6,909,328
Minnesota - .2%
Minnesota Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.50	7/1/2050	1,050,000	1,024,443
Missouri - 1.2%
Cape Girardeau County Industrial Development Authority, Revenue Bonds, Refunding (St. Francis Healthcare System Obligated Group)	5.00	6/1/2025	650,000	666,840
Jackson County, Revenue Bonds (RIRR Right Of Way Project)	4.00	12/1/2026	1,345,000	1,367,945
Missouri Board of Public Buildings, Revenue Bonds, Refunding, Ser. A	4.00	10/1/2026	2,000,000	2,001,370
Missouri Housing Development Commission, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.50	11/1/2050	1,780,000	1,735,586
The Missouri Health & Educational Facilities Authority, Revenue Bonds (The Washington University) Ser. C	3.92	3/1/2040	600,000	[e] 600,000
				6,371,741
Montana - .1%
Montana Facility Finance Authority, Revenue Bonds, Refunding (Billings Clinic Obligated Group) Ser. 2022A	5.00	8/15/2025	325,000	336,967
Nebraska - 1.2%
Nebraska Investment Finance Authority, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. A	3.00	9/1/2045	4,195,000	4,016,642
Nebraska Investment Finance Authority, Revenue Bonds, Refunding (Insured; GNMA, FNMA, FHLMC) Ser. E	3.75	9/1/2049	2,670,000	2,617,713
				6,634,355
Nevada - 1.0%
Clark County, GO, Refunding, Ser. B	5.00	11/1/2028	5,000,000	5,320,951

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New Hampshire - 1.1%
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A3	2.15	7/1/2024	4,000,000	[a]	3,921,614
New Hampshire Business Finance Authority, Revenue Bonds, Refunding (Waste Management) Ser. A4	2.15	7/1/2024	2,000,000	[a]	1,960,807
				5,882,421
New Jersey - 4.1%
New Jersey Economic Development Authority, Revenue Bonds, Refunding (American Water Co.) Ser. B	1.20	6/1/2023	2,500,000	[a]	2,500,000
New Jersey Economic Development Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. N1	5.50	9/1/2025	1,250,000		1,307,212
New Jersey Economic Development Authority, Revenue Bonds, Refunding, Ser. GGG	5.25	9/1/2024	5,000,000	[b]	5,087,194
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2023	220,000		220,087
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2024	300,000		303,520
New Jersey Economic Development Authority, Revenue Bonds, Ser. QQQ	5.00	6/15/2025	400,000		411,712
New Jersey Housing & Mortgage Finance Agency, Revenue Bonds, Ser. H	3.00	10/1/2052	4,785,000		4,542,377
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding	5.00	12/15/2024	1,750,000		1,782,206
New Jersey Transportation Trust Fund Authority, Revenue Bonds, Refunding, Ser. AA	5.00	6/15/2025	5,125,000		5,275,055
				21,429,363
New Mexico - 1.1%
New Mexico Municipal Energy Acquisition Authority, Revenue Bonds, Refunding, Ser. A	5.00	5/1/2025	5,500,000	[a]	5,616,862
New York - 12.1%
Albany County Airport Authority, Revenue Bonds, Refunding, Ser. B	5.00	12/15/2023	1,225,000		1,229,758
Long Island Power Authority, Revenue Bonds, Ser. B	1.65	9/1/2024	7,000,000	[a]	6,790,083

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 12.1% (continued)
Metropolitan Transportation Authority, Revenue Bonds, Refunding (Green Bond) Ser. A2	5.00	5/15/2024	2,200,000	[a]	2,220,146
New York City, GO, Ser. D3	5.00	8/1/2038	5,000,000		5,006,652
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. D2	0.70	11/1/2024	2,000,000	[a]	1,888,550
New York City Housing Development Corp., Revenue Bonds (Insured; Federal Housing Administration) Ser. F2	0.60	7/1/2025	2,000,000	[a]	1,839,228
New York City Municipal Water Finance Authority, Revenue Bonds (LOC; Citibank NA) Ser. F2	3.95	6/15/2035	4,000,000	[e]	4,000,000
New York City Transitional Finance Authority, Revenue Bonds, Ser. B5	3.95	8/1/2042	1,800,000	[e]	1,800,000
New York State Housing Finance Agency, Revenue Bonds (Insured; SONYMA) Ser. M2	0.75	11/1/2025	5,000,000		4,578,754
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.85	11/1/2024	720,000		685,571
New York State Housing Finance Agency, Revenue Bonds, Ser. E	0.95	5/1/2025	1,000,000		932,527
New York State Housing Finance Agency, Revenue Bonds, Ser. P	1.60	11/1/2024	4,640,000		4,480,681
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 186	3.95	4/1/2025	2,860,000		2,857,917
New York State Mortgage Agency, Revenue Bonds, Refunding, Ser. 191	3.00	10/1/2024	1,000,000		987,298
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2024	1,000,000		1,010,752
New York Transportation Development Corp., Revenue Bonds, Refunding (JFK International Air Terminal) Ser. A	5.00	12/1/2023	1,300,000		1,304,363
Port Authority of New York & New Jersey, Revenue Bonds, Refunding, Ser. 226	5.00	10/15/2025	2,260,000		2,321,472
Rye School District, BAN, Refunding (Insured; State Aid Withholding)	3.25	6/30/2023	124		124
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. A2	2.00	5/15/2024	16,875,000	[a]	16,532,588

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
New York - 12.1% (continued)
Triborough Bridge & Tunnel Authority, Revenue Bonds, Refunding, Ser. B2	5.00	5/15/2026	3,500,000	[a]	3,645,092
				64,111,556
Ohio - 1.8%
Allen County Hospital Facilities, Revenue Bonds (Catholic Healthcare) (LOC; Bank of Montreal) Ser. C	3.98	6/1/2034	1,600,000	[e]	1,600,000
American Municipal Power, Revenue Bonds, Refunding, Ser. A2	1.00	8/15/2024	2,000,000	[a]	1,925,967
Lancaster Port Authority, Revenue Bonds, Refunding, Ser. A	5.00	2/1/2025	4,260,000	[a]	4,332,522
Ohio Housing Finance Agency, Revenue Bonds (Insured; GNMA, FNMA, FHLMC) Ser. B	3.25	3/1/2050	1,675,000		1,622,606
				9,481,095
Oklahoma - .9%
Tulsa County Independent School District No. 1, GO, Ser. B	2.00	8/1/2024	5,000,000		4,879,543
Oregon - 1.3%
Oregon, GO, Ser. M	3.92	12/1/2044	700,000	[e]	700,000
Oregon Housing & Community Services Department, Revenue Bonds, Ser. C	3.00	1/1/2052	3,815,000		3,667,968
Oregon Housing & Community Services Department, Revenue Bonds, Ser. D	4.75	1/1/2050	2,410,000		2,417,958
				6,785,926
Pennsylvania - 2.8%
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2026	1,660,000		1,725,906
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2025	500,000		512,816
Allegheny County Higher Education Building Authority, Revenue Bonds, Refunding (Duquesne University of the Holy Spirit) Ser. 20	5.00	3/1/2024	500,000		504,444

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Pennsylvania - 2.8% (continued)
Pennsylvania Economic Development Financing Authority, Revenue Bonds (System of Higher Education)	0.74	6/15/2024	4,000,000		3,808,966
Pennsylvania Economic Development Financing Authority, Revenue Bonds (Waste Management Project)	1.75	8/1/2024	5,000,000	[a]	4,872,096
Philadelphia Authority for Industrial Development, Revenue Bonds, Refunding (St. Joseph's University)	4.00	11/1/2024	500,000		501,186
Pittsburgh Water & Sewer Authority, Revenue Bonds, Refunding (Insured; Assured Guaranty Municipal Corp.) Ser. C, 1 Month MUNIPSA +0.65%	4.21	12/1/2023	3,000,000	[a,f]	3,000,245
				14,925,659
Rhode Island - 2.6%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Refunding (Providence Public Building Authority) (Insured; Assured Guaranty Municipal Corp.)	5.00	5/15/2027	9,915,000		10,198,884
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.00	10/1/2050	1,620,000		1,555,012
Rhode Island Housing & Mortgage Finance Corp., Revenue Bonds	3.50	10/1/2050	2,015,000		1,965,489
				13,719,385
South Carolina - 1.9%
South Carolina Housing Finance & Development Authority, Revenue Bonds, Ser. B	3.25	1/1/2052	2,740,000		2,655,118
South Carolina Ports Authority, Revenue Bonds	5.25	7/1/2025	5,000,000	[c]	5,153,598
South Carolina Ports Authority, Revenue Bonds	5.25	7/1/2025	1,445,000	[c]	1,489,390
Spartanburg Regional Health Services District, Revenue Bonds, Refunding	5.00	4/15/2024	730,000		737,109
				10,035,215
Texas - 17.3%
Alamo Heights Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	3.00	2/1/2026	2,500,000	[a]	2,472,608

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Texas - 17.3% (continued)
Aldine Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program)	4.00	2/15/2032	3,000,000		3,028,077
Austin Affordable Public Facility Corp., Revenue Bonds (Bridge at Turtle Creek)	0.42	12/1/2023	3,350,000	[a]	3,278,584
Austin Airport System, Revenue Bonds, Ser. B	5.00	11/15/2024	600,000		607,802
Dallas Housing Finance Corp., Revenue Bonds (Estates at Shiloh)	1.75	7/1/2023	2,000,000	[a]	1,995,451
Denton County, GO, Refunding	4.00	7/15/2032	3,700,000		3,756,709
Denton County Housing Finance Corp., Revenue Bonds (Pathway on Woodrow)	5.00	2/1/2025	3,000,000	[a]	3,054,201
El Paso Housing Finance Corp., Revenue Bonds (Columbia Apartments Project)	4.50	3/1/2025	2,000,000	[a]	2,017,541
Fort Bend Independent School District, GO, Refunding (Insured; Permanent School Fund Guarantee Program) Ser. B	0.72	8/1/2026	1,720,000	[a]	1,557,495
Georgetown Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	5,000,000	[a]	4,984,777
Housing Options, Revenue Bonds (Estelle Village Apartments)	3.90	2/1/2025	3,150,000	[a]	3,127,844
Hutto Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. 2015	2.00	8/1/2025	2,000,000	[a]	1,933,183
Lone Star College System, GO, Refunding	5.00	2/15/2027	3,750,000		3,918,701
Lower Colorado River Authority, Revenue Bonds, Refunding (LCRA Transmission Services Corp.)	5.00	5/15/2025	2,125,000		2,195,190
Lubbock County, GO, Ser. A	5.00	2/15/2025	2,170,000		2,233,103
Matagorda County Navigation District No. 1, Revenue Bonds, Refunding	0.90	9/1/2023	3,750,000	[a]	3,709,174
Pasadena Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	1.50	8/15/2024	4,000,000	[a]	3,878,770
Permanent University Fund - University of Texas System, Revenue Bonds, Refunding, Ser. B	3.50	7/1/2027	9,740,000		9,768,178

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Texas - 17.3% (continued)
Pflugerville Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.50	8/15/2023	9,725,000	[a]	9,690,424
Prosper Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	3.00	8/15/2025	5,805,000	[a]	5,733,857
San Antonio Electric & Gas Systems, Revenue Bonds, Refunding	1.75	12/1/2025	2,500,000	[a]	2,366,554
San Antonio Water System, Revenue Bonds, Ser. 2013-F	1.00	11/1/2026	1,275,000	[a]	1,136,464
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	600,000	[a,c]	598,487
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	1,240,000	[a,c]	1,236,772
Sherman Independent School District, GO (Insured; Permanent School Fund Guarantee Program) Ser. B	2.00	8/1/2023	755,000	[a,c]	753,035
Sinton Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	2.75	8/15/2023	5,000,000	[a]	4,988,041
Texas Department of Housing & Community Affairs, Revenue Bonds (FishPond Living at Corpus Christi)	0.50	6/1/2023	2,000,000	[a]	2,000,000
Ysleta Independent School District, GO (Insured; Permanent School Fund Guarantee Program)	5.00	8/15/2025	5,000,000	[c]	5,195,335
				91,216,357
U.S. Related - .9%
Antonio B. Won Pat International Airport Authority, Revenue Bonds, Refunding, Ser. A	5.00	10/1/2023	825,000		827,833
Puerto Rico, Notes	0.01	11/1/2051	1,722,505	[e]	833,262
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. A	5.00	7/1/2062	271,068		260,564
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. B	0.00	7/1/2032	176,158	[g]	112,219
Puerto Rico Highway & Transportation Authority, Revenue Bonds, Ser. C	5.00	7/1/2053	301,333	[h]	183,812

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
U.S. Related - .9% (continued)
Puerto Rico Housing Finance Authority, Revenue Bonds, Refunding (Puerto Rico Public Housing Project)	5.00	12/1/2023	2,500,000		2,515,126
				4,732,816
Virginia - 1.1%
Greater Richmond Convention Center Authority, Revenue Bonds, Refunding	5.00	6/15/2025	1,250,000	[c]	1,289,923
Halifax County Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	1.65	5/31/2024	1,750,000	[a]	1,697,115
Louisa Industrial Development Authority, Revenue Bonds (Virginia Electric & Power Co.)	1.65	5/31/2024	3,000,000	[a]	2,909,341
				5,896,379
Washington - 2.2%
Benton County School District No. 17, GO (Insured; School Bond Guaranty)	5.00	12/1/2031	1,100,000		1,132,350
Everett Housing Authority, Revenue Bonds (Baker Heights Legacy)	0.30	9/1/2023	1,000,000	[a]	988,538
King County Housing Authority, Revenue Bonds, Refunding	2.00	10/1/2023	100,000		99,348
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2025	150,000		147,892
King County Housing Authority, Revenue Bonds, Refunding	3.00	10/1/2024	100,000		99,177
King County Housing Authority, Revenue Bonds, Refunding	4.00	10/1/2026	150,000		151,646
Port of Seattle, GO, Ser. A	5.00	12/1/2025	1,860,000		1,934,842
Port of Seattle, Revenue Bonds, Refunding	5.00	8/1/2026	4,600,000		4,771,997
Seattle Housing Authority, Revenue Bonds (LAM BOW Apartments Project)	1.25	6/1/2024	1,500,000		1,461,645
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2025	275,000	[b]	283,334
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2024	200,000	[b]	204,160

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)		Value ($)
Long-Term Municipal Investments - 98.6% (continued)
Washington - 2.2% (continued)
Washington Health Care Facilities Authority, Revenue Bonds, Refunding (Seattle Cancer Care Alliance)	5.00	12/1/2023	250,000	[b]	251,660
				11,526,589
Wisconsin - 2.0%
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group)	5.00	6/24/2026	1,200,000	[a]	1,256,579
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding (Advocate Aurora Health Obligated Group) Ser. B2	5.00	6/24/2026	1,000,000	[a]	1,044,482
Wisconsin Health & Educational Facilities Authority, Revenue Bonds, Refunding, Ser. B5	5.00	12/3/2024	4,660,000	[a]	4,740,941
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.40	11/1/2023	1,905,000	[a]	1,869,646
Wisconsin Housing & Economic Development Authority, Revenue Bonds, Refunding, Ser. B	0.50	11/1/2024	2,000,000	[a]	1,879,523
				10,791,171
Total Long-Term Municipal Investments (cost $537,262,549)			520,759,033

Short-Term Municipal Investments - .4%
New York - .4%
New York City Municipal Water Finance Authority, Revenue Bonds, Refunding, Ser. DD-3A (cost $2,000,000)	3.95	6/15/2043	2,000,000	[e]	2,000,000
Total Investments (cost $539,262,549)			99.0%	522,759,033
Cash and Receivables (Net)			1.0%	5,194,862
Net Assets			100.0%	527,953,895

a These securities have a put feature; the date shown represents the put date and the bond holder can take a specific action to retain the bond after the put date.

b Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, these securities were valued at $17,136,179 or 3.25% of net assets.

c These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

d Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.

e The Variable Rate is determined by the Remarketing Agent in its sole discretion based on prevailing market conditions and may, but need not, be established by reference to one or more financial indices.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

f Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

g Security issued with a zero coupon. Income is recognized through the accretion of discount.

h Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.

Summary of Abbreviations (Unaudited)

ABAG	Association of Bay Area Governments	AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company	AMBAC	American Municipal Bond Assurance Corporation
BAN	Bond Anticipation Notes	BSBY	Bloomberg Short-Term Bank Yield Index
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EFFR	Effective Federal Funds Rate	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
IDC	Industrial Development Corporation	LIBOR	London Interbank Offered Rate
LOC	Letter of Credit	LR	Lease Revenue
NAN	Note Anticipation Notes	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	MUNIPSA	Securities Industry and Financial Markets Association Municipal Swap Index Yield
OBFR	Overnight Bank Funding Rate	PILOT	Payment in Lieu of Taxes
PRIME	Prime Lending Rate	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RIB	Residual Interest Bonds	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SOFR	Secured Overnight Financing Rate
TAN	Tax Anticipation Notes	TRAN	Tax and Revenue Anticipation Notes
U.S. T-BILL	U.S. Treasury Bill Money Market Yield	XLCA	XL Capital Assurance

See notes to financial statements.

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Municipal Securities	-	522,759,033	-	522,759,033

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in municipal securities are valued each business day by an independent pricing service (the “Service”) approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Municipal investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of the following: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service is engaged under the general oversight of the Board. All of the preceding securities are generally categorized within Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

At May 31, 2023, accumulated net unrealized depreciation on investments was $16,503,516, consisting of $260,193 gross unrealized appreciation and $16,763,709 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.